Commitments and Contingencies - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Upfront franchise fees	¥ 23,553,799	¥ 24,265,373
Continuing Franchise Fees	31,882,569	15,576,324
Accrued franchise fees	¥ 10,390,081	¥ 6,863,322